Cost of revenue	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the years ended December 31:

	December 31,
	2023	2022
	$	$
Employee salaries and benefits	18,305	16,104
Web hosting fees	5,170	4,956
Third party service fees	9,777	6,341
Other	1,246	777
	34,498	28,178